Financial Performance Measures (Details)	12 Months Ended
Dec. 31, 2023
Financial Performance Measures
Adjusted Operating Income, Compensation Weighting % of AIP	50.00%
Adjusted ROCE, Compensation Weighting % of AIP	50.00%
Relative TSR, Compensation Weighting % of C-LTIP	50.00%
Average Adjusted ROCE for the three-year performance period, Compensation Weighting % of C-LTIP	50.00%